Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
May 31, 2026
IBF-NPRT3-0726
1.804838.122
Asset-Backed Securities - 11.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.0%
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2038 (b)(c)(e)	1,462,200	1,462,095
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (b)(c)(e)	14,022,000	14,017,513
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (b)(c)(e)	12,220,000	12,225,963
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (b)(c)(e)	19,121,000	19,125,761
TOTAL BAILIWICK OF JERSEY		46,831,332
GRAND CAYMAN (UK OVERSEAS TER) - 4.1%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 4.6804% 10/17/2037 (b)(c)(e)	1,190,000	1,190,106
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(e)	14,720,000	14,724,342
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(e)	5,627,000	5,643,448
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2034 (b)(c)(e)	12,740,000	12,742,421
Benefit Street Partners CLO XXII Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2035 (b)(c)(e)	13,300,000	13,307,927
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (b)(c)(e)	7,613,000	7,613,023
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (e)	1,978,203	1,879,017
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (b)(c)(e)	8,750,000	8,756,125
Dryden 104 CLO Ltd / Dryden 104 CLO LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 4.9319% 8/20/2034 (b)(c)(e)	5,695,000	5,697,916
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (b)(c)(e)	8,184,000	8,190,138
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (b)(c)(e)	17,426,000	17,426,001
Flatiron CLO Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8289% 11/16/2034 (b)(c)(e)	4,097,236	4,100,051
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (e)	2,445,000	2,449,401
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (e)	207,620	204,505
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (b)(c)(e)	11,000,000	11,001,386
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (b)(c)(e)	8,203,000	8,205,280
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (b)(c)(e)	8,952,000	8,955,411
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (b)(c)(e)	9,540,000	9,543,558
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (b)(c)(e)	8,783,000	8,788,208
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(e)	10,734,558	10,734,236
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.4931% 1/15/2033 (b)(c)(e)	15,929,233	15,928,723
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (b)(c)(e)	8,397,000	8,402,475
SLAM Ltd / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (e)	3,466,545	3,293,297
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (e)	493,223	490,531
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(e)	1,143,000	913,684
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (b)(c)(e)	7,174,000	7,180,249
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		197,361,459
UNITED STATES - 6.3%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (e)	1,542,987	1,551,287
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (e)	1,149,640	1,109,246
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (e)	1,143,199	1,087,066
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (e)	1,640,832	1,671,985
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (e)	1,454,373	1,481,986
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (e)	2,086,879	2,091,169
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	10,741,000	11,006,784
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (e)	103,636	102,936
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (e)	861,000	871,144
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (e)	1,600,000	1,604,019
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (e)	5,800,000	5,724,805
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (e)	371,475	365,460
Chase Auto Owner Trust Series 2024-2A Class A4, 5.48% 11/26/2029 (e)	1,500,000	1,525,471
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	8,477,000	8,630,946
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031	13,000,000	13,118,642
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	10,727,000	10,647,073
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (e)	989,219	993,631
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (e)	7,170,140	7,091,052
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (e)	2,462,625	2,435,028
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (e)	2,180,000	2,180,000
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (e)	262,418	264,367
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (e)	7,226,720	7,182,929
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (e)	13,150,000	13,041,271
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (e)	567,118	571,577
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (e)	5,914,000	5,955,889
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (e)	2,139,000	2,146,691
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (e)	5,650,000	5,689,937
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (e)	1,136,434	1,146,542
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (b)(c)(e)	10,932,000	10,935,017
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (b)(c)(e)	7,600,000	7,596,215
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (e)	11,603,000	11,700,045
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (e)	7,988,000	8,137,245
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (e)	7,176,000	7,255,259
Ford Credit Auto Owner Trust Series 2024-A Class A4, 5.01% 9/15/2029	2,800,000	2,827,676
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (e)	5,501,000	5,553,544
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	4,365,000	4,328,464
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	6,710,000	6,740,754
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,385,000	3,403,453
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (e)	3,712,302	3,708,900
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	367,711	369,545
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (e)	7,253,000	7,349,173
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (e)	11,424,000	11,788,365
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (e)	5,692,000	5,767,318
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (e)	4,517,000	4,525,492
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (e)	5,100,000	5,136,391
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (e)	12,352,000	12,563,362
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (e)	1,275,000	1,291,826
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7552% 7/20/2036 (b)(c)(e)	10,000,000	10,006,500
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (e)	1,492,000	1,504,581
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	6,065,000	6,115,794
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (e)	79,535	78,708
Morgan Stanley ABS Capital I Inc Trust Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 8.9488% 8/25/2034 (b)(c)(d)	86,650	140,030
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (e)	2,223,761	2,163,926
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (e)	395,991	400,630
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (e)	3,129,339	3,084,636
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (e)	2,050,000	2,034,491
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (e)	9,464,000	9,345,960
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (e)	1,955,836	1,963,235
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (e)	2,642,755	2,658,749
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (e)	2,800,355	2,813,697
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (b)(c)	64,108	69,797
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,694,000	6,698,735
Verizon Master Trust Series 2023-7 Class A1A, 5.67% 11/20/2029	10,000,000	10,075,350
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (e)	7,262,000	7,335,711
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3, 5.48% 12/20/2028	3,448,860	3,478,893
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A4, 5.57% 4/22/2030	4,900,000	4,972,569
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (e)	1,650,721	1,664,582
TOTAL UNITED STATES		308,873,551
TOTAL ASSET-BACKED SECURITIES (Cost $549,600,626)		553,066,342

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (e)	631,474	632,007
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (e)	2,574,927	2,288,089
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(e)	1,400,903	1,306,377
BRAVO Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (e)	1,035,167	969,854
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (e)	5,623,857	5,146,449
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(e)	658,462	658,462
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (e)	341,465	307,334
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	179,630	177,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	101,222	100,710
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (e)	1,148,869	1,075,500
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(e)	3,046,039	3,059,379
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (e)	450,597	419,768
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (e)	461,921	437,266
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (e)	43,197	41,074
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(e)	3,185,218	3,100,334
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	790	739
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (e)	3,281,112	3,227,282
TOTAL UNITED STATES		22,948,149
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,977,702)		22,948,149

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(e)	9,085,000	9,121,908
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (e)	819,649	801,363
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	1,065,302	1,063,421
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (c)(g)	11,265,083	406,455
BANK Series 2021-BN36 Class ASB, 2.283% 9/15/2064	10,250,000	9,680,813
BANK Series 2022-BNK41 Class ASB, 3.9154% 4/15/2065 (c)	6,700,000	6,511,501
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	2,159,789	2,123,638
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	1,300,000	1,232,077
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 4.5415% 6/15/2038 (b)(c)(e)	7,697,319	7,084,941
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	1,447,879	1,445,504
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.1466% 8/15/2052 (c)(g)	13,832,215	308,410
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (c)(g)	13,956,124	245,060
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.5073% 3/15/2053 (c)(g)	25,090,252	936,243
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.7635% 9/15/2053 (c)(g)	17,633,227	725,563
Benchmark Mortgage Trust Series 2021-B31 Class AAB, 2.615% 12/15/2054	8,000,000	7,535,356
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (b)(c)(e)	3,041,072	3,030,886
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(e)	2,554,735	2,557,928
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(e)	3,377,000	3,360,115
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(e)	8,860,671	8,846,834
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(e)	5,689,179	5,692,735
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(e)	5,672,488	5,670,715
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(e)	774,716	776,168
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(e)	375,562	375,914
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(e)	4,920,762	4,914,611
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (b)(c)(e)	2,165,266	2,166,515
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(e)	5,425,000	5,431,781
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (c)(e)	5,264,000	5,263,999
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(e)	7,308,000	7,326,270
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (e)	5,287,879	5,302,751
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	241,139	239,924
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(e)	3,957,000	3,960,038
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (e)	86,588,000	521,494
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (e)	3,884,966	3,245,535
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (e)	2,792,133	2,221,965
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	9,466,103	9,111,453
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (e)	10,024,831	10,128,728
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(e)	5,802,878	5,810,132
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(e)	5,231,763	5,236,668
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	12,375,000	12,301,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	9,451,000	9,402,753
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.9832% 7/10/2046 (c)(e)	788,605	780,688
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(e)	1,776,000	1,775,722
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (e)	2,057,853	1,949,775
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (b)(c)(e)	634,968	622,515
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(d)(e)	1,379,764	1,378,902
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (c)(g)	3,930,513	136,232
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(e)	7,196,000	7,200,498
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (c)(e)	3,469,000	3,449,677
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(e)	4,674,000	4,676,925
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (c)(g)	42,847,353	504,108
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	2,166,393	2,157,990
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (e)	1,920,006	1,637,889
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (c)(e)	57,900,875	914,498
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	59,874	59,571
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(e)	2,183,000	2,182,528
TOTAL UNITED STATES		201,546,853
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $204,972,860)		201,546,853

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.2%
Colombian Republic 5.375% 1/21/2029	8,065,000	8,018,627
Colombian Republic 6.125% 1/21/2031	2,455,000	2,444,566
TOTAL COLOMBIA		10,463,193
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	2,368,000	2,216,448
United Mexican States 3.5% 2/12/2034	1,965,000	1,673,787
United Mexican States 6% 5/13/2030	4,380,000	4,517,970
TOTAL MEXICO		8,408,205
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,126,410)		18,871,398

Non-Convertible Corporate Bonds - 41.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,134,000	1,107,492
Westpac Banking Corp 5.405% 8/10/2033 (c)	4,101,000	4,151,456
TOTAL FINANCIALS		5,258,948
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.186% 4/1/2030 (e)	15,952,000	16,177,219
TOTAL AUSTRALIA		21,436,167
CANADA - 1.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	1,601,000	1,586,903
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (e)	5,819,000	5,482,783
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd 2.95% 7/15/2030	9,591,000	9,011,432
Canadian Natural Resources Ltd 5% 12/15/2029	2,867,000	2,909,662
Cenovus Energy Inc 2.65% 1/15/2032	5,000,000	4,470,128
Cenovus Energy Inc 4.65% 3/20/2031	5,811,000	5,764,465
Enbridge Inc 4.9% 6/20/2030	9,819,000	9,894,849
Enbridge Inc 5.25% 4/5/2027	4,591,000	4,625,901
Enbridge Inc 5.3% 4/5/2029	3,837,000	3,912,420
Enbridge Inc 6% 11/15/2028	7,927,000	8,200,515
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,316,000	2,324,608
TOTAL ENERGY		51,113,980
Financials - 0.5%
Banks - 0.5%
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	14,610,000	14,461,617
Royal Bank of Canada 5.153% 2/4/2031 (c)	7,400,000	7,511,748
TOTAL FINANCIALS		21,973,365
TOTAL CANADA		80,157,031
FRANCE - 0.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Orange SA 4.25% 1/13/2031 (e)	8,306,000	8,143,567
Orange SA 4.75% 1/13/2033 (e)	6,837,000	6,758,113
TOTAL COMMUNICATION SERVICES		14,901,680
Financials - 0.5%
Banks - 0.5%
Credit Agricole SA 6.251% 1/10/2035 (c)(e)	10,500,000	10,927,877
Societe Generale SA 1.792% 6/9/2027 (c)(e)	4,104,000	4,101,860
Societe Generale SA 5.634% 1/19/2030 (c)(e)	10,410,000	10,620,165
TOTAL FINANCIALS		25,649,902
TOTAL FRANCE		40,551,582
GERMANY - 1.8%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (e)	7,608,000	7,649,712
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (e)	7,639,000	7,630,892
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (e)	9,700,000	9,738,633
TOTAL CONSUMER DISCRETIONARY		25,019,237
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	4,598,000	4,552,228
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	14,550,000	14,325,155
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	10,800,000	10,772,267
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	4,500,000	4,550,355
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	13,200,000	13,629,597
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	2,700,000	2,707,997
TOTAL FINANCIALS		50,537,599
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (e)	8,615,000	8,540,985
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (e)	4,559,000	4,506,714
TOTAL GERMANY		88,604,535
IRELAND - 1.3%
Financials - 0.9%
Banks - 0.2%
Bank of Ireland Group PLC 4.997% 11/12/2032 (c)(e)	4,495,000	4,491,271
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(e)	6,702,000	6,844,159
		11,335,430
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,456,000	1,402,850
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,000,000	4,575,159
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	8,161,000	8,052,700
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	4,311,000	4,359,478
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	7,897,000	8,066,637
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,551,404
		32,008,228
TOTAL FINANCIALS		43,343,658
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (e)	1,761,000	1,745,221
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (e)	6,243,000	6,267,871
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (e)	307,000	308,462
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (e)	11,100,000	11,382,564
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (e)	2,418,000	2,486,522
TOTAL INDUSTRIALS		22,190,640
TOTAL IRELAND		65,534,298
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,545
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
ENEL Finance International NV 4.375% 9/30/2030 (e)	8,940,000	8,786,487
ENEL Finance International NV 5.125% 6/26/2029 (e)	12,900,000	13,052,988

TOTAL ITALY		21,839,475
JAPAN - 1.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp 1.591% 4/3/2028 (e)	6,562,000	6,237,125
NTT Finance Corp 4.62% 7/16/2028 (e)	590,000	590,448
NTT Finance Corp 4.876% 7/16/2030 (e)	6,253,000	6,274,340
TOTAL COMMUNICATION SERVICES		13,101,913
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (e)	5,679,000	5,720,666
Japan Tobacco Inc 5.21% 6/15/2030 (e)	4,267,000	4,364,728
TOTAL CONSUMER STAPLES		10,085,394
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	7,703,000	7,625,261
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	749,000	747,648
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	8,580,000	8,635,634
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	8,500,000	8,636,667
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	6,800,000	6,779,333
Mizuho Financial Group Inc 2.201% 7/10/2031 (c)	5,300,000	4,788,033
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	1,965,000	1,952,734
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	8,338,000	8,328,795
TOTAL FINANCIALS		47,494,105
TOTAL JAPAN		70,681,412
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 5.95% 1/28/2031	14,000,000	13,820,240
Petroleos Mexicanos 6.7% 2/16/2032	4,595,000	4,627,165

TOTAL MEXICO		18,447,405
NETHERLANDS - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (e)	1,001,000	982,030
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(e)	2,686,000	2,651,740
ING Groep NV 4.858% 3/25/2029 (c)	4,000,000	4,023,828
ING Groep NV 5.335% 3/19/2030 (c)	5,470,000	5,574,698
TOTAL FINANCIALS		12,250,266
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	5,400,000	4,796,263
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,296,000	1,287,063
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	6,356,000	6,356,637
TOTAL INFORMATION TECHNOLOGY		12,439,963
TOTAL NETHERLANDS		25,672,259
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.605% 3/30/2028 (c)(e)	6,094,000	5,955,252
DNB Bank ASA 4.853% 11/5/2030 (c)(e)	4,700,000	4,734,529

TOTAL NORWAY		10,689,781
UNITED KINGDOM - 3.9%
Consumer Staples - 0.6%
Tobacco - 0.6%
BAT Capital Corp 4.7% 4/2/2027	3,990,000	4,001,764
BAT Capital Corp 5.834% 2/20/2031	4,800,000	5,011,499
BAT International Finance PLC 5.931% 2/2/2029	7,000,000	7,241,628
Imperial Brands Finance PLC 5.5% 2/1/2030 (e)	11,100,000	11,380,448
TOTAL CONSUMER STAPLES		27,635,339
Financials - 3.0%
Banks - 2.9%
Barclays PLC 2.279% 11/24/2027 (c)	8,259,000	8,177,086
Barclays PLC 4.219% 5/24/2030 (c)	3,860,000	3,799,525
Barclays PLC 5.367% 2/25/2031 (c)	10,565,000	10,737,711
Barclays PLC 5.69% 3/12/2030 (c)	8,029,000	8,225,448
HSBC Holdings PLC 4.619% 11/6/2031 (c)	13,685,000	13,518,540
HSBC Holdings PLC 4.899% 3/3/2029 (c)	8,453,000	8,498,308
HSBC Holdings PLC 5.21% 8/11/2028 (c)	9,616,000	9,694,444
HSBC Holdings PLC 5.546% 3/4/2030 (c)	7,000,000	7,146,883
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	14,687,000	14,446,295
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	10,500,000	10,565,044
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,450,000	3,460,063
NatWest Group PLC 1.642% 6/14/2027 (c)	2,293,000	2,290,431
NatWest Group PLC 3.073% 5/22/2028 (c)	2,293,000	2,263,427
NatWest Group PLC 4.892% 5/18/2029 (c)	4,800,000	4,827,989
NatWest Group PLC 4.964% 8/15/2030 (c)	12,000,000	12,086,771
NatWest Group PLC 5.115% 5/23/2031 (c)	12,530,000	12,646,728
Standard Chartered PLC 4.299% 1/13/2030 (c)(e)	6,644,000	6,566,775
		138,951,468
Financial Services - 0.1%
Nationwide Building Society 6.557% 10/18/2027 (c)(e)	6,900,000	6,954,953
TOTAL FINANCIALS		145,906,421
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 5.125% 3/26/2029 (e)	2,932,000	2,980,463
BAE Systems PLC 5.25% 3/26/2031 (e)	774,000	791,780
BAE Systems PLC 5.3% 3/26/2034 (e)	9,000,000	9,184,981
TOTAL INDUSTRIALS		12,957,224
TOTAL UNITED KINGDOM		186,498,984
UNITED STATES - 28.2%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.8%
AT&T Inc 1.65% 2/1/2028	4,123,000	3,944,709
AT&T Inc 4.3% 2/15/2030	5,704,000	5,652,546
AT&T Inc 4.4% 4/30/2031	12,856,000	12,703,132
Verizon Communications Inc 2.1% 3/22/2028	4,944,000	4,757,426
Verizon Communications Inc 2.355% 3/15/2032	7,604,000	6,677,410
Verizon Communications Inc 4.75% 1/15/2033	2,495,000	2,471,637
		36,206,860
Interactive Media & Services - 0.3%
Meta Platforms Inc 4.55% 5/15/2031	10,000,000	9,964,832
Meta Platforms Inc 4.6% 11/15/2032	6,985,000	6,898,678
		16,863,510
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	10,200,000	10,025,008
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	3,155,000	3,121,583
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	7,512,000	7,508,722
Discovery Global Holdings Inc 3.755% 3/15/2027	1,831,000	1,818,037
		22,473,350
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 2.4% 3/15/2029	2,211,000	2,090,852
TOTAL COMMUNICATION SERVICES		77,634,572
Consumer Discretionary - 1.8%
Automobiles - 0.9%
General Motors Financial Co Inc 2.35% 2/26/2027	2,587,000	2,549,542
General Motors Financial Co Inc 4.2% 10/27/2028	5,178,000	5,139,474
General Motors Financial Co Inc 4.6% 1/8/2031	14,300,000	14,161,044
General Motors Financial Co Inc 5.45% 7/15/2030	12,600,000	12,903,075
General Motors Financial Co Inc 6% 1/9/2028	6,100,000	6,228,343
		40,981,478
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,352,000	1,354,890
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	8,511,000	8,730,754
Specialty Retail - 0.7%
Advance Auto Parts Inc 5.95% 3/9/2028	5,890,000	5,960,486
AutoZone Inc 4% 4/15/2030	3,155,000	3,083,210
AutoZone Inc 5.165% 6/15/2030	2,040,000	2,073,261
AutoZone Inc 6.25% 11/1/2028	4,041,000	4,197,713
Lowe's Cos Inc 1.7% 10/15/2030	9,316,000	8,237,198
Lowe's Cos Inc 1.7% 9/15/2028	3,155,000	2,970,193
O'Reilly Automotive Inc 3.9% 6/1/2029	3,155,000	3,101,309
O'Reilly Automotive Inc 4.2% 4/1/2030	5,353,000	5,273,418
		34,896,788
TOTAL CONSUMER DISCRETIONARY		85,963,910
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Mars Inc 4.8% 3/1/2030 (e)	2,757,000	2,776,753
Mars Inc 5% 3/1/2032 (e)	2,070,000	2,091,696
		4,868,449
Tobacco - 0.3%
Philip Morris International Inc 5.125% 11/17/2027	10,015,000	10,131,242
Philip Morris International Inc 5.125% 2/13/2031	5,374,000	5,491,847
		15,623,089
TOTAL CONSUMER STAPLES		20,491,538
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (e)	6,902,000	6,859,494
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (e)	9,253,000	9,305,891
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (e)	2,000,000	2,083,644
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	3,470,000	3,284,232
Energy Transfer LP 4.2% 4/15/2027	5,070,000	5,063,094
Energy Transfer LP 4.55% 1/15/2031	6,435,000	6,375,859
Energy Transfer LP 4.95% 6/15/2028	6,355,000	6,405,911
Energy Transfer LP 5.25% 7/1/2029	1,087,000	1,107,408
EQT Corp 3.625% 5/15/2031 (e)	7,000,000	6,584,874
EQT Corp 3.9% 10/1/2027	547,000	543,521
EQT Corp 5.7% 4/1/2028	339,000	345,984
EQT Corp 5.75% 2/1/2034	5,000,000	5,166,831
MPLX LP 4% 3/15/2028	3,155,000	3,131,229
Occidental Petroleum Corp 5.375% 1/1/2032	3,535,000	3,631,293
Occidental Petroleum Corp 6.625% 9/1/2030	2,181,000	2,325,930
ONEOK Inc 4.4% 10/15/2029	965,000	958,488
ONEOK Inc 4.75% 10/15/2031	6,165,000	6,128,219
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	9,751,000	9,418,283
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	3,580,000	3,443,652
Targa Resources Corp 4.35% 4/15/2031	9,122,000	8,935,711
Targa Resources Corp 4.9% 9/15/2030	1,552,000	1,562,304
Western Gas Partners LP 4.8% 3/1/2031	2,006,000	1,992,009
Western Gas Partners LP 6.35% 1/15/2029	8,000,000	8,312,992
Williams Cos Inc/The 4.625% 6/30/2030	2,406,000	2,403,966
Williams Cos Inc/The 4.8% 11/15/2029	4,930,000	4,969,194
TOTAL ENERGY		110,340,013
Financials - 13.2%
Banks - 5.6%
Bank of America Corp 2.496% 2/13/2031 (c)	3,155,000	2,920,157
Bank of America Corp 2.551% 2/4/2028 (c)	4,110,000	4,060,631
Bank of America Corp 2.592% 4/29/2031 (c)	7,000,000	6,475,011
Bank of America Corp 3.97% 3/5/2029 (c)	8,155,000	8,080,321
Bank of America Corp 3.974% 2/7/2030 (c)	4,290,000	4,221,322
Bank of America Corp 4.25% 10/22/2026	3,730,000	3,731,859
Bank of America Corp 4.271% 7/23/2029 (c)	7,208,000	7,165,175
Bank of America Corp 4.376% 4/27/2028 (c)	5,400,000	5,398,216
Bank of America Corp 4.948% 7/22/2028 (c)	5,489,000	5,523,835
Bank of America Corp 5.162% 1/24/2031 (c)	4,600,000	4,677,665
Bank of America Corp 5.468% 1/23/2035 (c)	4,089,000	4,181,346
Citigroup Inc 2.666% 1/29/2031 (c)	5,530,000	5,147,167
Citigroup Inc 3.07% 2/24/2028 (c)	5,682,000	5,628,944
Citigroup Inc 4.075% 4/23/2029 (c)	5,190,000	5,151,934
Citigroup Inc 4.412% 3/31/2031 (c)	10,100,000	9,988,188
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	5,236,000	5,378,863
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,163,000	3,160,243
JPMorgan Chase & Co 1.764% 11/19/2031 (c)	4,010,000	3,533,777
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	8,532,000	8,138,203
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	6,955,000	6,421,143
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	11,415,000	11,301,594
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	4,445,000	4,158,291
JPMorgan Chase & Co 4.25% 10/1/2027	2,524,000	2,526,891
JPMorgan Chase & Co 4.408% 4/23/2030 (c)	12,500,000	12,433,744
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	7,000,000	7,013,362
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	12,200,000	12,316,924
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)	7,600,000	7,582,412
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (c)	14,400,000	14,514,330
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	5,673,000	5,604,980
Truist Financial Corp 5.071% 5/20/2031 (c)	9,922,000	10,038,594
Truist Financial Corp 5.435% 1/24/2030 (c)	7,000,000	7,141,893
Truist Financial Corp 5.711% 1/24/2035 (c)	6,098,000	6,284,301
Wells Fargo & Co 3.526% 3/24/2028 (c)	6,680,000	6,633,800
Wells Fargo & Co 4.3% 7/22/2027	6,170,000	6,167,615
Wells Fargo & Co 4.97% 4/23/2029 (c)	10,000,000	10,075,548
Wells Fargo & Co 5.244% 1/24/2031 (c)	5,343,000	5,434,078
Wells Fargo & Co 5.389% 4/24/2034 (c)	11,251,000	11,455,078
Wells Fargo & Co 5.574% 7/25/2029 (c)	10,500,000	10,706,627
Wells Fargo & Co 6.303% 10/23/2029 (c)	8,500,000	8,826,585
		269,200,647
Capital Markets - 3.8%
Athene Global Funding 1.73% 10/2/2026 (e)	4,287,000	4,248,606
Athene Global Funding 2.646% 10/4/2031 (e)	6,246,000	5,447,180
Athene Global Funding 4.721% 10/8/2029 (e)	3,800,000	3,754,551
Athene Global Funding 5.516% 3/25/2027 (e)	10,900,000	10,990,068
Athene Global Funding 5.583% 1/9/2029 (e)	2,486,000	2,521,541
Equitable America Global Funding 4.65% 6/9/2028 (e)	4,832,000	4,831,808
Equitable America Global Funding 4.95% 6/9/2030 (e)	6,539,000	6,552,855
GA Global Funding Trust 5.4% 1/13/2030 (e)	6,601,000	6,618,134
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	5,971,000	5,925,492
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,500,000	2,484,153
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,330,000	4,201,148
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	3,334,000	3,334,168
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	11,356,000	11,180,727
LPL Holdings Inc 4.9% 4/3/2028	4,287,000	4,301,158
Moody's Corp 3.25% 1/15/2028	4,416,000	4,347,529
Morgan Stanley 1.512% 7/20/2027 (c)	5,874,000	5,850,862
Morgan Stanley 2.475% 1/21/2028 (c)	5,778,000	5,710,754
Morgan Stanley 2.511% 10/20/2032 (c)	5,000,000	4,431,739
Morgan Stanley 3.772% 1/24/2029 (c)	5,000,000	4,940,019
Morgan Stanley 4.21% 4/20/2028 (c)	12,636,000	12,620,156
Morgan Stanley 4.654% 10/18/2030 (c)	9,500,000	9,466,504
Morgan Stanley 4.809% 4/16/2032 (c)	1,389,000	1,383,095
Morgan Stanley 4.994% 4/12/2029 (c)	7,389,000	7,444,692
Morgan Stanley 5.449% 7/20/2029 (c)	7,193,000	7,319,711
Morgan Stanley 5.466% 1/18/2035 (c)	6,160,000	6,280,407
Morgan Stanley 6.407% 11/1/2029 (c)	8,500,000	8,838,343
MSCI Inc 5.25% 9/1/2035	2,582,000	2,543,881
Nuveen LLC 5.55% 1/15/2030 (e)	1,891,000	1,928,693
Sammons Financial Group Global Funding 4.8% 12/12/2030 (e)	7,000,000	6,948,861
Sammons Financial Group Global Funding 5.05% 1/10/2028 (e)	8,249,000	8,285,938
Sammons Financial Group Global Funding 5.1% 12/10/2029 (e)	6,566,000	6,590,284
		181,323,057
Consumer Finance - 1.1%
Ally Financial Inc 4.75% 6/9/2027	6,877,000	6,899,528
Capital One Financial Corp 1.878% 11/2/2027 (c)	10,852,000	10,732,983
Capital One Financial Corp 2.359% 7/29/2032 (c)	6,310,000	5,454,854
Ford Motor Credit Co LLC 4.97% 4/6/2029	925,000	919,093
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,300,000	9,387,054
Ford Motor Credit Co LLC 5.875% 11/7/2029	15,700,000	15,944,789
Stellantis Financial Services US Corp 4.95% 9/15/2028 (e)	3,845,000	3,829,896
Stellantis Financial Services US Corp 5.4% 6/15/2029 (e)	2,175,000	2,180,497
		55,348,694
Financial Services - 0.7%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (e)	7,177,000	7,235,379
Corebridge Financial Inc 3.65% 4/5/2027	1,748,000	1,739,139
Corebridge Financial Inc 3.85% 4/5/2029	6,197,000	6,056,971
Corebridge Financial Inc 3.9% 4/5/2032	1,306,000	1,229,092
Equitable Holdings Inc 4.35% 4/20/2028	3,884,000	3,868,098
Global Payments Inc 4.5% 11/15/2028	10,540,000	10,454,172
Jackson Financial Inc 3.125% 11/23/2031	642,000	577,369
Jackson Financial Inc 5.17% 6/8/2027	1,211,000	1,217,111
Jackson Financial Inc 5.67% 6/8/2032	4,044,000	4,090,432
		36,467,763
Insurance - 2.0%
AFLAC Inc 3.6% 4/1/2030	708,000	685,361
Arthur J Gallagher & Co 5% 2/15/2032	1,104,000	1,105,178
Brown & Brown Inc 4.9% 6/23/2030	4,446,000	4,444,823
Equitable Financial Life Global Funding 1.4% 8/27/2027 (e)	3,155,000	3,034,255
Equitable Financial Life Global Funding 5% 3/27/2030 (e)	5,316,000	5,338,407
Five Corners Funding Trust II 2.85% 5/15/2030 (e)	2,963,000	2,759,566
Fortitude Group Holdings LLC 6.25% 4/1/2030 (e)	6,558,000	6,716,995
Jackson National Life Global Funding 4.6% 10/1/2029 (e)	3,187,000	3,150,030
Jackson National Life Global Funding 5.35% 1/13/2030 (e)	5,621,000	5,678,913
Jackson National Life Global Funding 5.55% 7/2/2027 (e)	2,992,000	3,024,133
Lincoln Financial Global Funding 5.3% 1/13/2030 (e)	8,879,000	9,000,405
MassMutual Global Funding II 4.85% 1/17/2029 (e)	10,400,000	10,491,638
RGA Global Funding 5.1% 5/26/2031 (e)	14,600,000	14,665,642
RGA Global Funding 5.448% 5/24/2029 (e)	5,525,000	5,636,529
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (e)	2,715,000	2,426,960
Western-Southern Global Funding 4.25% 1/29/2029 (e)	11,060,000	10,936,664
Western-Southern Global Funding 4.9% 5/1/2030 (e)	1,228,000	1,230,651
Willis North America Inc 4.5% 9/15/2028	3,470,000	3,464,804
		93,790,954
TOTAL FINANCIALS		636,131,115
Health Care - 1.5%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,367,000	1,384,066
Amgen Inc 5.25% 3/2/2030	1,247,000	1,274,557
		2,658,623
Health Care Equipment & Supplies - 0.4%
Augusta SpinCo Corp 4.398% 3/23/2029	6,089,000	6,055,867
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (e)	12,998,000	12,984,378
		19,040,245
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	6,671,000	6,324,101
Centene Corp 4.25% 12/15/2027	1,713,000	1,707,757
CVS Health Corp 5% 9/15/2032	1,267,000	1,273,029
CVS Health Corp 5.55% 6/1/2031	15,617,000	16,099,951
HCA Inc 3.125% 3/15/2027	8,266,000	8,197,512
HCA Inc 3.5% 9/1/2030	1,577,000	1,498,456
HCA Inc 5.625% 9/1/2028	3,155,000	3,213,636
HCA Inc 5.875% 2/1/2029	1,739,000	1,785,207
Humana Inc 1.35% 2/3/2027	3,786,000	3,715,159
Icon Investments Six DAC 5.849% 5/8/2029	3,472,000	3,534,989
Sabra Health Care LP 3.2% 12/1/2031	2,504,000	2,274,289
Sabra Health Care LP 3.9% 10/15/2029	852,000	825,556
		50,449,642
Pharmaceuticals - 0.0%
Mylan Inc 4.55% 4/15/2028	965,000	960,593
Viatris Inc 2.7% 6/22/2030	968,000	885,264
		1,845,857
TOTAL HEALTH CARE		73,994,367
Industrials - 1.6%
Aerospace & Defense - 0.6%
Boeing Co 2.7% 2/1/2027	3,155,000	3,122,024
Boeing Co 5.04% 5/1/2027	5,804,000	5,835,344
Boeing Co 5.15% 5/1/2030	14,720,000	14,953,884
Boeing Co 6.298% 5/1/2029	1,046,000	1,094,293
RTX Corp 5.75% 1/15/2029	1,653,000	1,708,393
		26,713,938
Electrical Equipment - 0.1%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (e)	4,713,000	4,758,862
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	2,110,000	2,063,743
Uber Technologies Inc 4.8% 9/15/2035	5,200,000	5,063,295
		7,127,038
Machinery - 0.2%
Ingersoll Rand Inc 5.176% 6/15/2029	11,100,000	11,323,549
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	1,617,833	1,582,486
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	781,765	762,011
		2,344,497
Professional Services - 0.2%
Leidos Inc 4.1% 3/15/2029	3,849,000	3,799,739
Paychex Inc 5.1% 4/15/2030	5,074,000	5,132,170
Paychex Inc 5.35% 4/15/2032	341,000	345,452
		9,277,361
Trading Companies & Distributors - 0.4%
Sumisho Air Lease Corp 2.2% 1/15/2027	2,431,000	2,397,775
Sumisho Air Lease Corp 3% 2/1/2030	8,598,000	8,047,530
Sumisho Air Lease Corp 3.125% 12/1/2030	1,815,000	1,678,959
Sumisho Air Lease Corp 4.5% 3/24/2029 (e)	1,811,000	1,799,985
Sumisho Air Lease Corp 4.85% 3/24/2031 (e)	4,373,000	4,332,979
		18,257,228
TOTAL INDUSTRIALS		79,802,473
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp 5.05% 4/5/2029	2,329,000	2,370,265
Dell International LLC / EMC Corp 4.15% 2/15/2029	8,211,000	8,148,908
Dell International LLC / EMC Corp 5% 4/1/2030	14,196,000	14,380,264
Dell International LLC / EMC Corp 5.25% 2/1/2028	1,935,000	1,961,350
		26,860,787
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc 5.05% 7/12/2029	6,867,000	6,986,789
Software - 0.4%
Oracle Corp 4.45% 9/26/2030	1,610,000	1,560,992
Oracle Corp 4.95% 2/4/2031	9,700,000	9,538,454
Oracle Corp 5.35% 5/4/2033	9,700,000	9,547,544
		20,646,990
TOTAL INFORMATION TECHNOLOGY		54,494,566
Materials - 0.5%
Chemicals - 0.2%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (e)	8,802,000	8,816,430
International Flavors & Fragrances Inc 1.832% 10/15/2027 (e)	822,000	793,009
		9,609,439
Construction Materials - 0.3%
Amrize Finance US LLC 4.7% 4/7/2028	2,674,000	2,681,172
CRH America Finance Inc 4.4% 2/9/2031	11,330,000	11,182,834
		13,864,006
TOTAL MATERIALS		23,473,445
Real Estate - 1.5%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	475,000	403,813
VICI Properties LP 4.75% 4/1/2028	674,000	673,973
VICI Properties LP 5.125% 5/15/2032	556,000	551,774
VICI Properties LP 5.75% 4/1/2034	450,000	458,981
Vornado Realty LP 2.15% 6/1/2026	590,000	590,000
WP Carey Inc 3.85% 7/15/2029	400,000	391,318
		3,069,859
Health Care REITs - 0.5%
Healthpeak OP LLC 4.75% 1/15/2033	12,645,000	12,408,171
Ventas Realty LP 3% 1/15/2030	1,315,000	1,240,713
Ventas Realty LP 4% 3/1/2028	737,000	730,747
Ventas Realty LP 5.1% 7/15/2032	11,621,000	11,713,157
		26,092,788
Office REITs - 0.1%
COPT Defense Properties LP 2% 1/15/2029	2,288,000	2,141,347
COPT Defense Properties LP 4.5% 10/15/2030	429,000	421,448
		2,562,795
Real Estate Management & Development - 0.1%
Extra Space Storage LP 4.95% 1/15/2033	5,909,000	5,860,614
Residential REITs - 0.2%
American Homes 4 Rent LP 3.625% 4/15/2032	1,201,000	1,117,825
American Homes 4 Rent LP 4.95% 6/15/2030	3,527,000	3,542,829
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,481,000	5,408,176
Sun Communities Operating LP 2.3% 11/1/2028	540,000	512,463
		10,581,293
Retail REITs - 0.2%
Agree LP 5.6% 6/15/2035	2,853,000	2,932,104
Brixmor Operating Partnership LP 4.85% 2/15/2033	3,708,000	3,650,248
Realty Income Corp 2.1% 3/15/2028	2,984,000	2,867,395
Regency Centers LP 4.5% 3/15/2033	939,000	916,181
		10,365,928
Specialized REITs - 0.3%
American Tower Corp 4.7% 12/15/2032	6,454,000	6,369,534
American Tower Corp 4.9% 3/15/2030	9,900,000	9,990,331
		16,359,865
TOTAL REAL ESTATE		74,893,142
Utilities - 2.7%
Electric Utilities - 1.5%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (e)	5,961,000	5,846,241
Duke Energy Corp 4.5% 8/15/2032	9,500,000	9,365,326
Duquesne Light Holdings Inc 2.775% 1/7/2032 (e)	8,068,000	7,114,666
Emera US Finance LLC 5.2% 4/1/2033	2,639,000	2,626,730
Exelon Corp 2.75% 3/15/2027	491,000	485,207
Exelon Corp 3.35% 3/15/2032	5,013,000	4,644,842
Exelon Corp 5.15% 3/15/2029	2,001,000	2,034,398
FirstEnergy Transmission LLC 4.55% 1/15/2030	5,600,000	5,580,257
Georgia Power Co 4.65% 5/16/2028	3,548,000	3,568,521
Monongahela Power Co 5.85% 2/15/2034 (e)	6,085,000	6,370,558
Pinnacle West Capital Corp 5.15% 5/15/2030	2,082,000	2,112,241
Southern Co/The 5.113% 8/1/2027 (f)	3,155,000	3,180,483
Southern Co/The 5.2% 6/15/2033	3,560,000	3,605,306
Southern Co/The 5.5% 3/15/2029	3,579,000	3,671,062
Virginia Electric and Power Co 2.4% 3/30/2032	3,155,000	2,787,427
Vistra Operations Co LLC 5% 4/30/2031 (e)	1,767,000	1,758,218
Vistra Operations Co LLC 5% 7/31/2027 (e)	6,060,000	6,056,203
		70,807,686
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	1,834,000	1,643,542
AES Corp/The 3.95% 7/15/2030 (e)	4,133,000	3,968,973
Southern Power Co 4.25% 10/1/2030	4,159,000	4,102,856
		9,715,371
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	3,786,000	3,716,640
Berkshire Hathaway Energy Co 3.7% 7/15/2030	295,000	286,125
Dominion Energy Inc 5% 6/15/2030	4,700,000	4,760,643
DTE Energy Co 5.2% 4/1/2030	13,298,000	13,523,960
NiSource Inc 2.95% 9/1/2029	3,786,000	3,600,169
NiSource Inc 4.75% 5/18/2031	1,400,000	1,399,244
NiSource Inc 5.25% 3/30/2028	4,191,000	4,248,780
Public Service Enterprise Group Inc 2.45% 11/15/2031	12,500,000	11,123,993
Public Service Enterprise Group Inc 4.9% 3/15/2030	2,951,000	2,980,428
Puget Energy Inc 4.224% 3/15/2032	3,155,000	3,029,981
		48,669,963
TOTAL UTILITIES		129,193,020
TOTAL UNITED STATES		1,366,412,161
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,987,206,736)		1,996,729,635

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	249,473	237,343
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	186,112	176,955
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	150,294	143,163
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	144,939	137,722
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	473,076	455,843
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	2,013,050	1,942,082
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,415,748	2,350,195
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	271,042	262,662
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	956,421	927,148
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	475,189	460,496
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	166,097	164,729
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	89,303	88,568
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	224,447	222,599
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	367,832	374,708
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	740	754
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,263	6,506
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	61,179	63,550
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	18,263	18,971
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,449	3,583
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,880	8,186
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	56,404	58,591
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	44,105	45,814
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,081	10,472
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	87	92
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	161	163
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	10	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	378	385
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	153	156
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	14	13
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	95	97
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	336	341
Freddie Mac Gold Pool 5.5% 3/1/2034	72,723	74,272
Freddie Mac Gold Pool 5.5% 5/1/2034	503,178	513,155
Freddie Mac Gold Pool 5.5% 7/1/2035	45,669	46,634
Freddie Mac Gold Pool 7.5% 7/1/2027	3	3
Freddie Mac Gold Pool 7.5% 9/1/2030	926	966
Freddie Mac Gold Pool 7.5% 9/1/2031	126	132
Ginnie Mae I Pool 7% 1/15/2028	348	350
Ginnie Mae I Pool 7% 1/15/2028	121	121
Ginnie Mae I Pool 7% 1/15/2028	72	73
Ginnie Mae I Pool 7% 1/15/2028	30	30
Ginnie Mae I Pool 7% 1/15/2031	6,296	6,419
Ginnie Mae I Pool 7% 1/15/2032	418	425
Ginnie Mae I Pool 7% 10/15/2028	2,470	2,502
Ginnie Mae I Pool 7% 10/15/2028	896	899
Ginnie Mae I Pool 7% 10/15/2028	19	19
Ginnie Mae I Pool 7% 10/15/2030	788	806
Ginnie Mae I Pool 7% 10/15/2031	1,146	1,175
Ginnie Mae I Pool 7% 10/15/2031	322	331
Ginnie Mae I Pool 7% 10/15/2031	106	108
Ginnie Mae I Pool 7% 10/15/2032	2,421	2,478
Ginnie Mae I Pool 7% 11/15/2028	477	483
Ginnie Mae I Pool 7% 11/15/2028	345	349
Ginnie Mae I Pool 7% 11/15/2032	707	723
Ginnie Mae I Pool 7% 12/15/2028	4,175	4,237
Ginnie Mae I Pool 7% 12/15/2028	684	695
Ginnie Mae I Pool 7% 12/15/2028	216	218
Ginnie Mae I Pool 7% 2/15/2028	3,486	3,520
Ginnie Mae I Pool 7% 2/15/2028	1,023	1,032
Ginnie Mae I Pool 7% 2/15/2028	464	469
Ginnie Mae I Pool 7% 2/15/2028	87	88
Ginnie Mae I Pool 7% 3/15/2028	407	410
Ginnie Mae I Pool 7% 3/15/2028	153	154
Ginnie Mae I Pool 7% 3/15/2028	116	116
Ginnie Mae I Pool 7% 3/15/2031	35	35
Ginnie Mae I Pool 7% 4/15/2028	2,417	2,443
Ginnie Mae I Pool 7% 4/15/2028	359	362
Ginnie Mae I Pool 7% 4/15/2028	16	16
Ginnie Mae I Pool 7% 4/15/2029	83	84
Ginnie Mae I Pool 7% 4/15/2032	760	778
Ginnie Mae I Pool 7% 5/15/2028	1,065	1,075
Ginnie Mae I Pool 7% 5/15/2028	377	380
Ginnie Mae I Pool 7% 5/15/2028	115	117
Ginnie Mae I Pool 7% 5/15/2028	96	97
Ginnie Mae I Pool 7% 5/15/2031	302	306
Ginnie Mae I Pool 7% 5/15/2032	11,760	12,083
Ginnie Mae I Pool 7% 5/15/2032	1,303	1,336
Ginnie Mae I Pool 7% 5/15/2032	398	408
Ginnie Mae I Pool 7% 6/15/2028	1,035	1,046
Ginnie Mae I Pool 7% 6/15/2028	789	797
Ginnie Mae I Pool 7% 6/15/2028	497	503
Ginnie Mae I Pool 7% 6/15/2028	494	499
Ginnie Mae I Pool 7% 6/15/2028	417	420
Ginnie Mae I Pool 7% 6/15/2028	360	364
Ginnie Mae I Pool 7% 6/15/2028	296	299
Ginnie Mae I Pool 7% 6/15/2029	15	15
Ginnie Mae I Pool 7% 6/15/2031	837	857
Ginnie Mae I Pool 7% 6/15/2032	22,975	23,594
Ginnie Mae I Pool 7% 6/15/2032	14,577	14,983
Ginnie Mae I Pool 7% 6/15/2032	6,033	6,199
Ginnie Mae I Pool 7% 6/15/2032	5,857	6,016
Ginnie Mae I Pool 7% 6/15/2032	4,595	4,705
Ginnie Mae I Pool 7% 6/15/2032	3,841	3,950
Ginnie Mae I Pool 7% 6/15/2032	3,534	3,624
Ginnie Mae I Pool 7% 6/15/2032	2,150	2,210
Ginnie Mae I Pool 7% 6/15/2032	1,397	1,432
Ginnie Mae I Pool 7% 6/15/2032	814	835
Ginnie Mae I Pool 7% 6/15/2032	711	729
Ginnie Mae I Pool 7% 6/15/2032	462	474
Ginnie Mae I Pool 7% 6/15/2032	226	232
Ginnie Mae I Pool 7% 7/15/2028	720	728
Ginnie Mae I Pool 7% 7/15/2028	599	606
Ginnie Mae I Pool 7% 7/15/2028	289	293
Ginnie Mae I Pool 7% 7/15/2028	133	135
Ginnie Mae I Pool 7% 7/15/2028	30	30
Ginnie Mae I Pool 7% 7/15/2029	629	639
Ginnie Mae I Pool 7% 7/15/2030	894	909
Ginnie Mae I Pool 7% 7/15/2031	2,344	2,400
Ginnie Mae I Pool 7% 7/15/2031	451	460
Ginnie Mae I Pool 7% 7/15/2032	8,252	8,474
Ginnie Mae I Pool 7% 7/15/2032	3,693	3,767
Ginnie Mae I Pool 7% 7/15/2032	1,845	1,898
Ginnie Mae I Pool 7% 7/15/2032	1,376	1,410
Ginnie Mae I Pool 7% 7/15/2032	197	203
Ginnie Mae I Pool 7% 8/15/2028	350	354
Ginnie Mae I Pool 7% 8/15/2032	2,045	2,095
Ginnie Mae I Pool 7% 8/15/2032	1,160	1,191
Ginnie Mae I Pool 7% 9/15/2028	1,002	1,014
Ginnie Mae I Pool 7% 9/15/2028	620	628
Ginnie Mae I Pool 7% 9/15/2028	137	137
Ginnie Mae I Pool 7% 9/15/2028	122	124
Ginnie Mae I Pool 7% 9/15/2028	44	44
Ginnie Mae I Pool 7% 9/15/2030	2,136	2,185
Ginnie Mae I Pool 7% 9/15/2031	6,920	7,085
Ginnie Mae I Pool 7% 9/15/2031	2,707	2,775
TOTAL UNITED STATES		8,958,252
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,380,385)		8,958,252

U.S. Treasury Obligations - 41.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032 (i)	2.79 to 4.70	248,090,200	228,039,474
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.53	51,372,700	50,726,528
US Treasury Notes 3.5% 2/15/2029	3.39 to 4.02	163,284,900	161,001,462
US Treasury Notes 3.5% 2/15/2033	3.38 to 3.91	59,782,400	57,108,539
US Treasury Notes 3.5% 2/28/2031	3.52 to 4.01	127,170,800	123,743,150
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.62	164,933,500	163,561,202
US Treasury Notes 3.625% 8/31/2030	3.72 to 3.77	73,118,200	71,712,960
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.11	111,573,800	110,113,752
US Treasury Notes 3.875% 3/15/2028	3.38 to 4.01	74,575,700	74,418,392
US Treasury Notes 3.875% 5/15/2029	4.05	43,851,300	43,642,321
US Treasury Notes 3.875% 9/30/2032	3.78 to 4.00	104,481,800	102,355,432
US Treasury Notes 4% 1/31/2033	3.71 to 4.26	151,256,200	148,916,456
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.39	99,276,700	96,841,318
US Treasury Notes 4.125% 8/31/2030	3.69 to 4.91	151,622,500	151,604,731
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.59	71,862,500	71,236,510
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.37	59,661,000	58,994,474
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.23	124,932,700	123,395,442
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	108,406,400	108,652,008
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	71,057,100	72,289,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,052,645,053)			2,018,353,651

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $9,930,283)	3.67	9,928,297	9,930,283

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $4,856,840,055)	4,830,404,563
NET OTHER ASSETS (LIABILITIES) - 0.8%	39,908,380
NET ASSETS - 100.0%	4,870,312,943

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	320	9/2026	35,165,000	110,610
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	421	9/2026	47,230,938	293,021
CBOT 2Y US Treasury Notes Contracts (United States)	1,401	9/2026	289,481,625	319,218
CBOT 5Y US Treasury Notes Contracts (United States)	1,250	9/2026	134,091,797	534,959

TOTAL FUTURES CONTRACTS				1,257,808

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,109,902,879 or 22.8% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,385,406.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,196,498	773,004,043	814,268,204	1,407,828	(2,054)	-	9,930,283	9,928,297	0.0%
Fidelity Securities Lending Cash Central Fund	-	398,088,503	398,088,503	31,626	-	-	-	-	0.0%
Total	51,196,498	1,171,092,546	1,212,356,707	1,439,454	(2,054)	-	9,930,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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